Segment Information and Sales to Significant Customers - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue, Major Customer [Line Items]
Minimum Percentage Of Revenue from Significant Customer	10.00%	10.00%	10.00%